SCHEDULE OF GOODWILL (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment loss on discounted cash flow	$ 122,519,218